Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Computers [Member]
Cost
Cost Balance at Beginning	$ 181,390	$ 88,329
Cost, Additions	65,329	108,974
Cost, Foreign currency adjustment		(15,913)
Cost Balance at Ending	246,719	181,390
Accumulated amortization
Accumulated amortization, Balance at Beginning	113,079	82,286
Amortization for the period	39,667	30,793
Accumulated amortization, Balance at Ending	152,746	113,079
Carrying amounts
Carrying amounts, Beginning	68,311	6,043
Carrying amounts, Ending	93,973	68,311
Right of Use Asset [Member]
Cost
Cost Balance at Beginning	749,202	772,755
Cost, Additions
Cost, Foreign currency adjustment		(23,553)
Cost Balance at Ending	749,202	749,202
Accumulated amortization
Accumulated amortization, Balance at Beginning	523,579	337,695
Amortization for the period	225,623	185,884
Accumulated amortization, Balance at Ending	749,202	523,579
Carrying amounts
Carrying amounts, Beginning	225,623	435,060
Carrying amounts, Ending	0	225,623
Property, Plant and Equipment [Member]
Cost
Cost Balance at Beginning	930,592	861,084
Cost, Additions	65,329	108,974
Cost, Foreign currency adjustment		(39,466)
Cost Balance at Ending	995,921	930,592
Accumulated amortization
Accumulated amortization, Balance at Beginning	636,658	419,981
Amortization for the period	265,290	216,677
Accumulated amortization, Balance at Ending	901,948	636,658
Carrying amounts
Carrying amounts, Beginning	293,934	441,103
Carrying amounts, Ending	$ 93,373	$ 293,934